Accrued and Other Current Liabilities - Schedule of Accrued and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation and benefits	$ 1,840	$ 1,066
Accrued professional fees	481	18
Accrued financing costs	194	0
Accrued tax payable	106	145
Deferred rent	0	87
Other	87	130
Accrued and other current liabilities	$ 2,708	$ 1,446